Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Sep. 30, 2015	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2025
C000092548 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Ironclad Managed Risk Fund (IRONX)
Accumulated Value	$ 10,000		$ 10,213	$ 10,692	$ 11,500	$ 11,385	$ 11,997	$ 13,349	$ 13,236	$ 14,962	$ 17,857	$ 19,787
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,543	13,691	16,143	16,830	19,380	25,194	21,296	25,900	35,315	41,530
CBOE S And P 500 One Week PutWrite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		CBOE S&P 500 One-Week PutWrite Index
Accumulated Value	$ 10,000		$ 10,739	$ 11,800	$ 11,947	$ 11,429	$ 10,804	$ 12,092	$ 10,249	$ 11,348	$ 12,865	$ 13,778